Subsidiaries and Investments Accounted for Using the Equity Method - Summary of General Information (Parenthetical) (Details)	Apr. 28, 2025	Apr. 11, 2025
PayPay Bank Corporation
Disclosure of subsidiaries [line items]
Percentage Of Shares Acquired	75.50%	47.10%